21 Employees benefits (Details 10) - G0 plan [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Summary of employee benefits [Line Items]
Interest cost rates	R$ 158,214
Expense to be recognized	R$ 158,214